Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ 29	$ 116
Prepaid expenses and other current assets	8	25
Other financial assets	2	(17)
Payables, accruals and provisions	(133)	(220)
Deferred revenue	19	(10)
Other financial liabilities	(2)	17
Income taxes	250	(71)
Other	(71)	(87)
Total	$ 102	$ (247)